Failed Sale-Leaseback Arrangement (Tables) (Lazy Days' R.V. Center, Inc.)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of Financing Liability

The financing liability, net of debt discount, is summarized as follows:

	Successor	Predecessor
	As of	As of
	June 30,	December 31,
	2018	2017
	(Unaudited)
Financing liability	$56,000	$55,158
Interest added to principal amount	31
Debt discount	-	(883)
Financing liability, net of debt discount	56,031	54,275
Less: current portion	631	595
Financing liability, non-current portion	$55,400	$53,680

Schedule of Future Minimum Payments of Sale Leaseback Transactions

The future minimum payments required by the arrangement are as follows:

Years ending December 31,	Principal	Interest	Payment
2018 (6 months)	$286	$2,043	$2,329
2019	702	4,052	4,754
2020	853	3,995	4,848
2021	1,018	3,927	4,945
2022	1,198	3,847	5,045
Thereafter	40,974	34,574	75,548
	$45,031	$52,438	$97,469

Lazydays' RV Center Inc [Member]
Schedule of Financing Liability

The financing liability, net of debt discount, is summarized as follows:

	As of December 31,
	2017	2016
Financing liability	$55,158	$55,599
Debt discount	(883)	(951)
Financing liability, net of debt discount	54,275	54,648
Less: current portion	595	465
Financing liability, non-current portion	$53,680	$54,183

Schedule of Future Minimum Payments of Sale Leaseback Transactions

The future minimum payments required by the arrangement are as follows:

			Total
Years ending December 31,	Principal	Interest	Payment
2018	$595	$4,065	$4,660
2019	737	4,017	4,754
2020	892	3,956	4,848
2021	1,061	3,885	4,946
2022	1,245	3,800	5,045
Thereafter	42,315	33,235	75,550
	$46,845	$52,958	$99,803